Share-Based Compensation - Schedule of Restricted Shares Activity (Detail) (Restricted Shares [Member], USD $)	12 Months Ended
Dec. 31, 2014
Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Outstanding, Beginning balance	400,000
Number of shares, Granted	507,063
Number of shares, Vested	(101,063)
Number of shares, Forfeited	(11,000)
Number of shares, Outstanding, Ending balance	795,000
Number of shares, Expected to vest	795,000
Weighted average grant date fair value, Outstanding, Beginning balance	$ 12.38
Weighted average grant date fair value, Granted	$ 37.30
Weighted average grant date fair value, Vested	$ 12.64
Weighted average grant date fair value, Forfeited	$ 0
Weighted average grant date fair value, Outstanding, Ending balance	$ 27.87
Weighted average grant date fair value, Expected to vest	$ 27.87